LONG TERM DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long Term Deposits
LONG TERM DEPOSITS

9. Long Term Deposits

The Company has reclassified certain security deposits to better reflect their long term nature. Long term deposits consist of damage deposits held by landlords and security deposits held by various vendors.

	March 31, 2022	December 31, 2021

Long term deposits	$8,540	$8,540

9. Long Term Deposits

The Company has security deposits that are long term in nature which consist of damage deposits held by landlords and security deposits held by various vendors.

	2021	2020

Long term deposits	$8,540	$8,540